Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 13—FAIR VALUE OF FINANCIAL INSTRUMENTS

Management uses its best judgment in estimating the fair value of the Corporation's consolidated financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Bank could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective period-ends and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each period-end.

ASC Topic 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value under GAAP, expands disclosures about fair value measurements, and applies to other accounting pronouncements that require or permit fair value measurements. The Bank adopted Fair Value Measurements effective for its fiscal year beginning January 1, 2008.

Fair value measurement and disclosure guidance, defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Additional guidance is provided on determining when the volume and level of activity for the asset or liability has significantly decreased. The Topic also includes guidance on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value in accordance with fair value measurement and disclosure guidance.

ASC Topic 820 clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. This Topic provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value measurement and disclosure establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The following describes the valuation techniques used by the Corporation to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities available for sale: Securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or transferability, and such adjustments are generally based on available market evidence (Level 3).

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2011 and 2010 are as follows (in thousands):

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
U. S. agency securities	$5,665	$—	$5,665	$—
Mortgage-backed securities	65,312	—	65,312	—
Corporate securities	1,772		1,772
Equity securities	1,055	460	—	595

Securities available for sale	$73,804	$460	$72,749	$595

Description	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
U. S. agency securities	$9,918	$—	9,918	$—
Mortgage-backed securities	64,660	—	64,660	—
Equity securities	1,049	460	—	589

Securities available for sale	$75,627	$460	$74,578	$589

The table below presents a reconciliation and income statement of gains and losses for available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the periods ending December 31, 2011 and December 31, 2010.

	2011	2010
Fair Value, beginning of year	$589	$508
Total gains (losses) included in other comprehensive income	6	81
Purchases	—	—

Fair Value, end of year	$595	$589

The following describes the valuation techniques used by the Corporation to measure certain financial assets recorded at fair value on a nonrecurring basis in the financial statements:

Impaired Loans: Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair value of the collateral. Fair value is measured based on the value of the collateral securing the loans. Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable. The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed appraiser outside of the Corporation using observable market data (Level 2). However, if the collateral is a house or building in the process of construction or if an appraisal of the real estate property is over two years old, then the fair value is considered Level 3. The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable business' financial statements if not considered significant using observable market data. Likewise, values for inventory and accounts receivables collateral are based on financial statement balances or aging reports (Level 3). Impaired loans allocated to the Allowance for Loan Losses are measured at fair value on a non-recurring basis. Any fair value adjustments are recorded in the period incurred as provision for loan losses on the Consolidated Statements of Income.

Certain assets such as real estate owned are measured at fair value less the cost to sell. Management believes that the fair value component in its valuation follows the provisions of ASC 820.

Assets measured at fair value on a non-recurring basis at December 31, 2011 and 2010 are summarized below:

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$4,276	$—	$—	$4,276
Foreclosed real estate	358	—	—	358

Description	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
Impaired loans	$84	$—	$—	$84
Foreclosed real estate	133	—	—	133

Total impaired loans, which are measured for impairment using the fair value of the collateral for collateral-dependent loans, had a carrying amount of $5,242,000 and $99,000, net of the valuation allowances of $966,000 and $15,000 as of December 30, 2011 and December 31, 2010, respectively. This resulted in additional provision for loan losses of $803,000 for the period ending December 31, 2011 and $0 for the period ending December 31, 2010.

ASC Topic 825, Financial Instruments, requires disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements.

The following information should not be interpreted as an estimate of the fair value of the entire Corporation since a fair value calculation is only provided for a limited portion of the Corporation's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Corporation's disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of the Corporation's financial instruments at December 31, 2011 and December 31, 2010.

Cash and cash equivalents:

The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Time certificates of deposit:

The carrying amount of time certificates of deposit approximate their fair value.

Securities:

For securities and marketable equity securities held for investment purposes, fair values are based on quoted market prices or dealer quotes. For other securities held as investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair values are based on quoted market prices for similar securities. For securities which are not traded in active markets or are subject to transfer restrictions, valuations are generally based on available market evidence.

Loans receivable:

For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values of fixed rate loans are estimated using discounted cash flow analyses, using interest rates currently being offered in the market for loans with similar terms to borrowers of similar credit quality. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Restricted investment in bank stock:

The carrying amount of restricted investment in bank stock approximates fair value.

Accrued interest receivable and payable:

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities:

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings:

The carrying amounts of short-term borrowings approximate their fair values.

Long-term debt:

Fair values of long-term debt are estimated using discounted cash flow analysis, based on rates currently available to the Corporation for advances from the FHLB with similar terms and remaining maturities.

Junior Subordinated debt:

Fair values of junior subordinated debt are estimated using discounted cash flow analysis, based on rates currently offered on such debt, with similar terms and remaining maturities. As the Corporation has the ability to redeem the junior subordinated debt at any time, the fair value approximates its carrying value.

Off-balance sheet financial instruments:

Fair values for the Corporation's off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Corporation's financial instruments were as follows at December 31, 2011 and 2010.

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$9,938	$9,938	$10,554	$10,554
Time certificates of deposit	198	198	198	198
Investment securities:
Available for sale	73,804	73,804	75,627	75,627
Held to maturity	34,972	36,639	31,872	30,976
Loans, less allowance for loan losses	247,703	250,707	236,231	237,323
Accrued interest receivable	1,417	1,417	1,337	1,337
Restricted investment in bank stocks	2,121	2,121	2,541	2,541

Total financial assets	$370,153	$374,824	$358,360	$358,556

Financial liabilities:
Deposits	$330,549	$335,041	$317,849	$322,934
Short-term borrowings	2,685	2,685	4,030	4,030
Long-term debt	15,000	16,799	16,000	17,561
Junior subordinated debt	5,155	5,155	5,155	5,155
Accrued interest payable	298	298	329	329

Total financial liabilities	$353,687	$359,978	$343,363	$350,009

Off-balance sheet financial instruments	—	—	—	—